Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Used in Operations
(a) Cash used in operations

		Year Ended December 31,
(In thousands)	Notes	2021	2022	2023
Net loss before income tax		$(202,000)	$(117,793)	$(59,383)
Adjustments for:
Interest for lease liabilities	10	7	21	23
Investment income from investments in wealth management products	18(b)	(68)	(22)	(5)
Interest income from investments at fair value through other comprehensive income	18(a)	—	(1,352)	(2,030)
Amortization of intangible assets		7	9	9
Depreciation of property, plant and equipment	13	486	723	707
Depreciation of rights-of-use assets	15	141	299	272
Net impairment losses	13	—	4,698	—
Share-based compensation expenses	23	8,986	6,907	3,259
Net foreign exchange differences	9	516	(1,469)	(367)
Fair value changes of financial instruments with preferred rights	25	103,983	—	—
Loss on disposal of land use rights		—	—	100
Loss on disposal of property, plant and equipment		39	—	—
Changes in working capital
Other receivables and prepayments		(2,306)	4,050	1,044
Other non-current assets		(1,358)	2,698	120
Other payables and accruals		(1,723)	487	(475)
Deferred government grants		—	—	(247)
Contract liabilities	5	—	—	13,320
Trade payables		8,966	(776)	(4,277)
Net cash used in operations		$(84,324)	$(101,520)	$(47,930)

Summary of Supplemental Cash Flow Information	Supplemental Cash Flow Information:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Interest received	$97	$419	$3,204
Income taxes paid	—	462	120

Summary of Non-cash Investing and Financing Activities
(b) Non-cash investing and financing activities

		Year Ended December 31,
(In thousands)	Notes	2021	2022	2023
Construction payables		$2,631	$201	$4
Fair value changes of financial instruments with preferred rights	25	103,983	—	—
		$106,614	$201	$4

Summary of Reconciliation of Liabilities Arising from Financing Activities
(c) Reconciliation of liabilities arising from financing activities

	Financial instruments with preferred rights	Lease liability
(In thousands)
At January 1, 2021	$317,477	$140
Cash flows	—	(126)
New leases		104
Interest expenses	—	7
Differences of foreign currency translation	(4)	—
Changes in fair value	103,983	—
Conversion to ordinary shares	(421,456)	—
At December 31, 2021	—	125
Cash flows		(222)
New leases	—	507
Interest expenses	—	21
Conversion to ordinary shares		—
At December 31, 2022	—	431
Cash flows	—	(290)
New leases	—	301
Interest expenses	—	23
At December 31, 2023	$—	$465